Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials	$ 1,299,019	$ 3,230,727
Work in progress	971,404	446,468
Finished goods	8,259,053	4,436,233
Inventories	10,529,476	8,113,428
Idle capacity charged to cost of sales	3,140,091	1,205,179	297,623
Inventory provision included in cost of sales	$ 3,479,453	$ 4,034,169	$ 6,805,541